Significant Accounting Policies and Judgements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Policies [Abstract]
Schedule of Summary of Subsidiaries

	Ownership Interest	Ownership Interest
	as at December 31	as at December 31
Name of Entity	2019	2018
Emerald Health Therapeutics Canada Inc. (EHTC)	100%	100%
Emerald Health Naturals Inc. (Naturals)	51%	-
Avalite Sciences Inc. (Avalite)	100%	100%
Pure Sunfarms Corp. (Pure Sunfarms)	46.5%	50%
Verdélite Sciences Inc. (Verdélite)	100%	100%
Verdélite Property Holdings Inc.	100%	100%

Schedule of Short-Term Investment Certificates

Cash and cash equivalents include cash and redeemable short-term investment certificates held at major financial institutions as follows:

		December 31	December 31
	Interest Rate %	2019	2018
		$	$
GIC - Matured October 1, 2019	1.40%	-	150,000
GIC - Maturing February 5, 2020	1.50%	200,000	-
GIC - Maturing November 9, 2020	2.25%	30,000	-
Total		230,000	150,000

Schedule of Right of Use Assets

$
Operating Lease commitments as disclosed at December 31, 2018	10,298,432
Effect of discounting using the incremental borrowing rates at January 1, 2019	(5,569,108)
Lease liabilities recognized at January 1, 2019	4,729,324

Initial Recognition of ROU assets at application date	5,184,165
Accumulated Depreciation as at application date	(653,935)
Net right-of-use assets recognized at January 1, 2019	4,530,230